16. LOANS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2019
Loans And Financing
Schedule of loans and financing
	Charges (p.a.)	Weighted average interest rate (p.a.)	WAMT (1)	12.31.18	Borrowing	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.19
Local currency

Working capital	Pre-fixed / CDI	6.07% (7.78% on 12.31.18)	1.2	5,863,023	1,193,616	(3,745,967)	(421,600)	423,567	-	3,312,639

Certificate of agribusiness receivables (2)	CDI / IPCA	6.73% (6.08% on 12.31.18)	2.5	2,597,502	-	(999,905)	(139,633)	139,483	-	1,597,447

Development bank credit lines	Pre-fixed / Selic / TJLP	5.09% (6.16% on 12.31.18)	0.3	264,545	-	(223,077)	(7,005)	11,053	-	45,516

Debentures	CDI / IPCA	7.90%	6.2	-	742,250	(15)	(16,372)	29,897	-	755,760

Export credit facility	CDI	5.83% (9.02% on 12.31.18)	8.7	1,625,327	(22,403)	(31,700)	(108,845)	149,986	-	1,612,365

Special program asset restructuring	IGPM	12.22% (12.45% on 12.31.18)	0.2	273,426	-	-	(8,554)	19,436	-	284,308

Fiscal incentives	Pre-fixed	2.40% (2.40% on 12.31.18)	-	3,317	70,203	(67,805)	(570)	575	-	5,720

				10,627,140	1,983,666	(5,068,469)	(702,579)	773,997	-	7,613,755

Foreign currency

Bonds	Pre-Fixed + e.r. USD and EUR	4.36% (4.07% on 12.31.18)	6.0	9,746,446	3,082,040	(2,906,635)	(504,774)	648,991	341,416	10,407,484

Export credit facility	LIBOR + e.r. USD	5.54% (2.47% on 12.31.18)	3.2	1,383,192	-	(948,646)	(31,277)	28,937	(24,931)	407,275

Advances for foreign exchange rate contracts	Pre-Fixed + e.r. USD	(4.67% on 12.31.18)	-	214,192	92,750	(327,469)	(10,249)	12,831	17,945	-

Working capital	Pre-Fixed + e.r. TRY	16.56% (21.91% on 12.31.18)	1.1	194,474	240,702	(229,919)	(41,974)	42,237	(13,755)	191,765

				11,538,304	3,415,492	(4,412,669)	(588,274)	732,996	320,675	11,006,524
				22,165,444	5,399,158	(9,481,138)	(1,290,853)	1,506,993	320,675	18,620,279

Current				4,547,389						3,132,029
Non-current				17,618,055						15,488,250

(1)      Weighted average maturity is demonstrated in years.

(2)      The Certificate of Agribusiness Receivable (“CRA”) issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.

	Charges (p.a.)	Weighted average interest rate (p.a.)	WAMT	12.31.17	Captured	Transfer - held for sale	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.18
Local currency

Working capital	'Fixed rate / 118% of CDI (7.79% on 12.31.17)	7.78% (7.79% on 12.31.17)	1.7	2,555,363	4,431,145	-	(1,235,896)	(149,702)	262,113	-	5,863,023

Certificate of agribusiness receivables	96.40% of CDI / IPCA + 5,90% (96.51% of CDI / IPCA + 5,90% on 12.31.17)	6.08% (7.41% on 12.31.17)	1.6	3,571,652	-	-	(996,985)	(223,143)	245,978	-	2,597,502

Development bank credit lines	Fixed rate / Selic / TJLP + 1.25% (Fixed rate / Selic / TJLP + 1.48% on 12.31.17)	6.16% (6.78% on 12.31.17)	1.1	570,082	-	-	(315,119)	(20,346)	29,928	-	264,545

Bonds	(7.75% on 12.31.17)	(7.75% on 12.31.17)	-	503,802	-	-	(500,000)	(19,375)	15,573	-	-

Export credit facility	109.45% of CDI (100.35% on 12.31.17)	9.02% (6.91% on 12.31.17)	3.2	1,889,198	1,621,124	-	(1,850,000)	(188,743)	153,748	-	1,625,327

Special program asset restructuring	Fixed rate / IGPM + 4.90% (Fixed rate / IGPM + 4.90% on 12.31.17)	12.45% (4.36% on 12.31.17)	1.4	249,366	-	-	-	(8,101)	32,161	-	273,426

Fiscal incentives	2.40% (2.40% on 12.31.17)	2.40% (2.40% on 12.31.17)	0.5	3,566	57,246	-	(57,500)	(445)	450	-	3,317

				9,343,029	6,109,515	-	(4,955,500)	(609,855)	739,951	-	10,627,140

Foreign currency

Bonds	4.07% (4.08% on 12.31.17) + e.r. US$ and EUR	4.07% (4.08% on 12.31.17) + e.r. US$ and EUR	4.8	8,529,921	-	(87,113)	(14,791)	(466,552)	506,484	1,278,497	9,746,446

Export credit facility	LIBOR + 0.25% (LIBOR + 1.85% on 12.31.17) + e.r. US$	2.47% (3.35% on 12.31.17) + e.r. US$	0.8	2,150,728	8,395	-	(1,067,367)	(75,878)	67,621	299,693	1,383,192

Advances for foreign exchange rate contracts	4.67% + e.r. US$	4.67% + e.r. US$	0.8	-	208,474	-	-	-	1,077	4,641	214,192

Development bank credit lines	(UMBNDES + 1.73% on 12.31.17) + e.r. US$ and other currencies	(6.22% on 12.31.17) + e.r. US$ and other currencies	-	3,572	-	-	(3,851)	(192)	471	-	-

Working capital	46.84% (23.10% on 12.31.17) + e.r. ARS / + e.r US$	46.84% (23.10% on 12.31.17) + e.r. ARS / + e.r US$	-	167,888	813,279	(68,660)	(898,283)	(3,632)	46,025	(56,617)	-

Working capital	21.91% (15.95% on 12.31.17) + e.r TRY	21.91% (15.95% on 12.31.17) + e.r TRY	0.7	249,240	193,058	-	(216,610)	(21,057)	35,934	(46,091)	194,474

				11,101,349	1,223,206	(155,773)	(2,200,902)	(567,311)	657,612	1,480,123	11,538,304
				20,444,378	7,332,721	(155,773)	(7,156,402)	(1,177,166)	1,397,563	1,480,123	22,165,444

Current				5,031,351							4,547,389
Non-current				15,413,027							17,618,055

Schedule of loans and financing
12.31.19
Operation	Series	Issue date	Maturity	Rate	Notional	Updated Value

Debenture - 1st Issue	1st Series	06.27.19	04.30.22	100% CDI + 0.80%	70,000	70,286
Debenture - 1st Issue	3rd Series	06.27.19	04.30.26	IPCA + 5.50%	411,732	416,029
Debenture - 1st Issue	4th Series	06.27.19	04.30.26	100% CDI + 1.45%	268,268	269,445
					750,000	755,760

Schedule of maturity

The Company substantially used the proceedings to settle and renegotiate other debts of shorter term, making a tender offer for the following senior notes:

			12.31.19
Operation	Maturity	Notional repurchased	Outstanding notional amount

Sadia Overseas BRFSBZ7	2020	363,686	-
BRF AS BRFSBZ2	2022	795,932	1,471,420
BRF AS BRFSBZ5	2022	38,937	437,936
BRF AS BRFSBZ3	2023	641,363	1,394,578
BRF AS BRFSBZ4	2024	961,797	2,092,107

Schedule of guarantees

The maturity schedule of the loans and financing is as follows:

12.31.19
Current	3,132,028
Non-current	15,488,251
2021	1,906,989
2022	2,123,475
2023	2,421,966
2024	2,340,742
2025 onwards	6,695,079
18,620,279

Schedule of commitments for purchases of goods and services
	12.31.19	12.31.18
Total of loans and financing	18,620,279	22,165,444
Mortgage guarantees	51,237	267,862
Related to FINEM-BNDES	45,516	217,620
Related to tax incentives and other	5,721	50,242